SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting
The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates
The preparation of the Plan’s financial statements in conformity with GAAP requires the Plan Administrator to make estimates and assumptions that affect the reported amounts of net assets available for Plan benefits and the changes in net assets available for Plan benefits and, when applicable, the disclosures of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation
The Plan’s investments are reflected at fair value. Fair value is defined as the price that would be received (i) to sell an asset, or (ii) paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date in the principal or most advantageous market for the asset or liability. Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.

The Plan’s management follows ASC 820, Fair Value Measurements and Disclosures, which established a three-tiered hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including:

1.Quoted prices for similar assets or liabilities in active markets.
2.Quoted prices for identical or similar assets or liabilities in inactive markets.
3.Inputs other than quoted prices that are observable for the assets or liabilities (including volatilities).
4.Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 inputs are unobservable for the asset or liability (including the entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability) and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The Plan’s investments as of December 31, 2025 and December 31, 2024 are presented at fair value, which has been determined based on the fair value of the underlying investments.

The investments held by the Plan and the methods and significant assumptions used by Plan management to estimate fair value of investments are presented below. As of December 31, 2025, there have been no changes in the methodologies used at December 31, 2024.

Mutual funds: Valued at the fair value of shares held by the plan at year end, which is obtained from an active market.

Self-directed brokerage accounts: Valued based on the underlying holdings which consist of various investment types, including mutual funds, common stock, and interest-bearing cash. While interest-bearing cash is valued at cost plus earnings from investments for the period, which approximates fair market value due to the short-term duration, all other investments in the self-directed brokerage accounts are valued in accordance with the valuation methods described above and below.

Company common stock: Valued at the closing price reported on the active market on which the security is traded.
Collective trust funds: Valued at the net asset value (“NAV”) of units of each bank collective trust. The NAV is used as a practical expedient to estimate fair value. The NAV, as provided by the Trustee, is based on the fair value of the underlying investments held by the funds less their liabilities. As of December 31, 2025 and December 31, 2024, there is no intention to sell or otherwise dispose of the investments in collective trust funds at prices different than their respective NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of a collective trust, the investment advisor generally reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations would be carried out in an orderly business manner. There were no significant unfunded commitments to the collective trust funds as of December 31, 2025 and December 31, 2024.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in different fair value measurements at the reporting date.

See Note C – “Fair Value Measurements,” for the investments held by the Plan as of December 31, 2025 and December 31, 2024, by level within the fair value hierarchy.

Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced, and a benefit payment is recorded.

Income Recognition
Security transactions are accounted for on the trade-date basis. Dividend income is accrued on the ex- dividend date and interest income is recorded on the accrual basis. Both dividend income and interest income are recorded in the accompanying statements of changes in net assets available for benefits as interest and dividends. Net realized and unrealized appreciation is recorded in the accompanying statements of changes in net assets available for benefits as net appreciation in fair value of investments.

Benefits Paid to Participants
Distributions and withdrawals are recorded when paid.

Administrative Expenses
Certain investment expenses incurred by the Plan are netted against earnings prior to allocation to participant accounts and are recorded in the accompanying statements of changes in net assets available for benefits as administrative expenses. Participants’ accounts are directly charged for certain administrative expenses and any remaining expenses are paid directly by the Plan’s suspense account.
Transfers of Assets to Plan
During the year ended December 31, 2025, the Plan recognized $71.9 million of transfers of assets into the Plan.

Effective July 2, 2025, the Plan was amended to add Dura Supreme LLC and Dura Supreme Holdings, Inc. (“Supreme”) as a participating employer. The Supreme Cabinetry Brands Retirement Savings Plan was merged into the Plan and plan assets of approximately $65.5 million were transferred into the Plan during the year ended December 31, 2025.

Additionally, during 2025, $6.4 million was transferred in from the MasterBrand, Inc. Pension Plan to fund employer contributions. See Note A for further discussion.